Securities - Summary of Non-Interest Revenue (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	$ 3,183	[1]	$ 1,879	$ 2,070
Interest,dividend and fee income [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	407		354
Securities gains other than trading [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	$ 11		$ 1

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).